Note 9 - Provision for Operational Losses (Tables)	12 Months Ended
Dec. 31, 2014
Notes Tables
Activity in Provision for Operational Losses [Table Text Block]
	December 31,
	2014	2013
Prepayment of operational losses, beginning	$805	$4,463
Provision for operational losses	(4,425)	(5,948)
Payments to third party for losses	4,395	2,290
Prepayment of operational losses, ending	$775	$805